Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents
15.	Cash and cash equivalents

	2025	2024
	S$	S$

Cash at banks	8,577,947	65,195
Cash on hand	-	989

	8,577,947	66,184
Cash at banks earns interest at floating rates based on daily bank deposit rates.